UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                     SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.0%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.1%
-------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Bayerische Motoren Werke AG                                                         500,000   $   32,252,825
-------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                    2,000,000       18,840,000
                                                                                              ---------------
                                                                                                  51,092,825
-------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.7%
Inchcape plc                                                                      3,500,000       34,856,403
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
iRobot Corp. 1                                                                    1,000,000       19,850,000
-------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.                                                    200,000        5,180,000
                                                                                              ---------------
                                                                                                  25,030,000
-------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.6%
Oakley, Inc.                                                                      2,400,000       68,160,000
-------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                       200,000        6,871,066
                                                                                              ---------------
                                                                                                  75,031,066
-------------------------------------------------------------------------------------------------------------
MEDIA--1.7%
Interpublic Group of Cos., Inc. (The) 1                                           6,000,000       68,400,000
-------------------------------------------------------------------------------------------------------------
Toei Animation Co. Ltd.                                                             400,000       11,045,685
                                                                                              ---------------
                                                                                                  79,445,685
-------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Saks, Inc.                                                                        2,000,000       42,700,000
-------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
AutoNation, Inc. 1                                                                1,200,000       26,928,000
-------------------------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                                    1,100,000       65,024,980
                                                                                              ---------------
                                                                                                  91,952,980
-------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.6%
Crocs, Inc. 1                                                                     3,400,000      146,302,000
-------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                   400,000       46,101,551
-------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                         90,000       25,558,406
                                                                                              ---------------
                                                                                                 217,961,957
-------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Rite Aid Corp. 1                                                                 11,003,300       70,201,054
-------------------------------------------------------------------------------------------------------------
Tesco plc                                                                         2,000,000       16,742,688
                                                                                              ---------------
                                                                                                  86,943,742
-------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Nestle SA                                                                           150,000       56,970,474
-------------------------------------------------------------------------------------------------------------
Parmalat SpA                                                                      6,954,000       29,398,464
-------------------------------------------------------------------------------------------------------------
Thorntons plc 2                                                                   6,300,000       22,139,443
                                                                                              ---------------
                                                                                                 108,508,381
-------------------------------------------------------------------------------------------------------------
ENERGY--0.3%
-------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.3%
Peabody Energy Corp.                                                                300,000       14,514,000
-------------------------------------------------------------------------------------------------------------
FINANCIALS--9.3%
-------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Blackstone Group LP (The) 1                                                         417,650       12,224,616


                    1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                     SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
-------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                    500,000   $   49,190,000
-------------------------------------------------------------------------------------------------------------
Mediobanca SpA                                                                      703,300       15,964,761
-------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                        3,500,000       67,931,081
                                                                                              ---------------
                                                                                                 145,310,458
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.0%
Banco Bradesco SA, Sponsored ADR                                                    200,000        4,822,000
-------------------------------------------------------------------------------------------------------------
Banco Comercial Portugues SA                                                      8,000,000       44,560,103
-------------------------------------------------------------------------------------------------------------
Bank of China Ltd. 1                                                              5,000,000        2,481,072
-------------------------------------------------------------------------------------------------------------
Barclays plc                                                                      1,000,030       13,878,082
-------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                           3,940,000       58,684,958
-------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                      100,000        4,915,000
-------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                              2,000,000       22,330,214
-------------------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                           4,000,000       37,909,236
                                                                                              ---------------
                                                                                                 189,580,665
-------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Credit Saison Co. Ltd.                                                              200,000        5,160,794
-------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Assicurazioni Generali SpA                                                          550,000       22,021,069
-------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                               600,000       54,687,083
                                                                                              ---------------
                                                                                                  76,708,152
-------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Shui On Land Ltd.                                                                15,000,000       13,447,667
-------------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                          25,000,000        6,309,420
                                                                                              ---------------
                                                                                                  19,757,087
-------------------------------------------------------------------------------------------------------------
HEALTH CARE--18.3%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--7.3%
Arena Pharmaceuticals, Inc. 1                                                     2,891,800       31,780,882
-------------------------------------------------------------------------------------------------------------
Cepheid 1,2                                                                       4,900,000       71,540,000
-------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc. 1,2                                                       3,308,088       17,268,219
-------------------------------------------------------------------------------------------------------------
NicOx SA 1,2                                                                      6,296,527      152,938,299
-------------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                                 6,009,883       17,428,661
-------------------------------------------------------------------------------------------------------------
Q-Med AB                                                                            200,000        2,851,712
-------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                                                   2,001,730       17,835,414
-------------------------------------------------------------------------------------------------------------
Telik, Inc. 1,2                                                                   9,600,000       32,448,000
                                                                                              ---------------
                                                                                                 344,091,187
-------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
ArthroCare Corp. 1                                                                1,000,000       43,910,000
-------------------------------------------------------------------------------------------------------------
bioMerieux                                                                          400,000       34,431,887
-------------------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG                                                             2,100,000       44,708,669
-------------------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                               1,400,000       24,219,970
-------------------------------------------------------------------------------------------------------------
Essilor International SA                                                            300,000       35,732,099
-------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                          500,000       69,385,000
-------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                    1,000,000       48,150,000
-------------------------------------------------------------------------------------------------------------
Sysmex Corp.                                                                        200,000        7,390,863
                                                                                              ---------------
                                                                                                 307,928,488


                    2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                     SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Quest Diagnostics, Inc.                                                             400,000   $   20,660,000
-------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.1%
Bio-Rad Laboratories, Inc., Cl. A 1                                                 400,000       30,228,000
-------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                          12,000,000      113,880,000
-------------------------------------------------------------------------------------------------------------
Tecan Group AG                                                                      400,000       26,889,451
-------------------------------------------------------------------------------------------------------------
Verenium Corp. 1,2                                                                4,000,000       20,280,000
                                                                                              ---------------
                                                                                                 191,277,451
-------------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.4%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Bombardier, Inc., Cl. B 1                                                        32,000,000      192,255,339
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Capita Group plc                                                                  3,000,000       43,479,439
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
JGC Corp.                                                                         2,000,000       37,366,973
-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--6.8%
ABB Ltd.                                                                          5,000,000      112,513,189
-------------------------------------------------------------------------------------------------------------
Alstom 1                                                                            300,000       49,951,975
-------------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                               1,000,000       49,280,000
-------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                       500,000       13,585,000
-------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                         2,000,000       18,491,821
-------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                           100,000        6,944,000
-------------------------------------------------------------------------------------------------------------
Schneider Electric SA                                                               423,529       59,308,143
-------------------------------------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.                                                 20,000,000        9,003,479
                                                                                              ---------------
                                                                                                 319,077,607
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.1%
Siemens AG                                                                          800,000      114,827,096
-------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                           1,000,000       33,790,000
                                                                                              ---------------
                                                                                                 148,617,096
-------------------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Fanuc Ltd.                                                                          200,000       20,661,929
-------------------------------------------------------------------------------------------------------------
IWKA AG 1,2                                                                       1,361,000       46,467,964
-------------------------------------------------------------------------------------------------------------
SMC Corp.                                                                           100,000       13,319,797
                                                                                              ---------------
                                                                                                  80,449,690
-------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
YRC Worldwide, Inc. 1                                                             1,000,000       36,800,000
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Anhui Expressway Co. Ltd.                                                         9,000,000        7,585,175
-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--29.2%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.8%
Finisar Corp. 1                                                                  13,000,000       49,140,000
-------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                      999,900       43,385,661
-------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                        10,000,000       39,890,597
                                                                                              ---------------
                                                                                                 132,416,258
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Lenovo Group Ltd.                                                                30,000,000       17,687,231
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
Cogent, Inc. 1                                                                    1,500,600       22,043,814


                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                     SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
-------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                      2,000,000   $   45,020,000
-------------------------------------------------------------------------------------------------------------

Electrocomponents plc                                                            14,000,000       73,856,565
-------------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                                 200,000       26,347,208
-------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                       200,000       43,744,162
-------------------------------------------------------------------------------------------------------------
Shimadzu Corp.                                                                    1,500,000       15,788,832
                                                                                              ---------------
                                                                                                 226,800,581
-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Blinkx plc 1                                                                      4,503,519        3,933,955
-------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                               200,000        9,050,000
-------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                      2,000,000       64,360,000
                                                                                              ---------------
                                                                                                  77,343,955
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--16.4%
Advanced Micro Devices, Inc. 1,2                                                 28,000,000      400,400,000
-------------------------------------------------------------------------------------------------------------
Altera Corp.                                                                      2,000,000       44,260,000
-------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                           3,000,000       59,610,000
-------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                        500,000       15,000,000
-------------------------------------------------------------------------------------------------------------
Cree, Inc. 1,2                                                                    5,002,500      129,314,625
-------------------------------------------------------------------------------------------------------------
Rambus, Inc. 1                                                                    4,000,000       71,920,000
-------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                      2,000,000       53,540,000
                                                                                              ---------------
                                                                                                 774,044,625
-------------------------------------------------------------------------------------------------------------
SOFTWARE--3.1%
Autonomy Corp. plc 1                                                              4,503,519       64,511,693
-------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                   200,000       73,258,883
-------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                              200,000        8,572,000
                                                                                              ---------------
                                                                                                 146,342,576
-------------------------------------------------------------------------------------------------------------
MATERIALS--4.5%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Kuraray Co. Ltd.                                                                  4,000,000       46,944,162
-------------------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                              800,000       92,736,959
-------------------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 1                                                        1,283,020       14,767,560
                                                                                              ---------------
                                                                                                 154,448,681
-------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Newmont Mining Corp. (Holding Co.)                                                  500,000       19,530,000
-------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Holmen AB, B Shares                                                                 500,000       21,126,599
-------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                    200,000       15,786,000
                                                                                              ---------------
                                                                                                  36,912,599
-------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Iberdrola SA                                                                        700,000       39,089,980
                                                                                              ---------------
Total Common Stocks (Cost $3,837,411,917)                                                      4,618,759,126

-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.9%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2,3
(Cost $86,747,885)                                                               86,747,885       86,747,885


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,924,159,802)                                      99.9%   4,705,507,011
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.1        6,545,807

                                                                                -----------------------------
NET ASSETS                                                                            100.0%  $4,712,052,818
                                                                                =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES             GROSS             GROSS           SHARES
                                                       SEPTEMBER 30, 2006         ADDITIONS        REDUCTIONS    JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                   21,000,000         7,000,000                 -       28,000,000
Arena Pharmaceuticals, Inc. a                                   4,000,000         1,191,800         2,300,000        2,891,800
Cepheid, Inc.                                                   4,900,000                 -                 -        4,900,000
Cree, Inc.                                                      5,002,500                 -                 -        5,002,500
IWKA AG                                                         1,361,000                 -                 -        1,361,000
Kosan Biosciences, Inc.                                         3,032,188           275,900                 -        3,308,088
Nektar Therapeutics                                            12,000,000                 -                 -       12,000,000
NicOx SA                                                        5,077,849         1,218,678                 -        6,296,527
Novavax, Inc.                                                   6,009,883                 -                 -        6,009,883
Oakley, Inc. a                                                  6,800,000                 -         4,400,000        2,400,000
Oppenheimer Institutional Money Market Fund, Cl. E                      -     1,533,056,371     1,446,308,486       86,747,885
Renovis, Inc.                                                   2,900,000                 -         2,900,000                -
Rigel Pharmaceuticals, Inc.                                     2,001,730                 -                 -        2,001,730
Telik, Inc.                                                    10,000,000                 -           400,000        9,600,000
Thorntons plc                                                   6,300,000                 -                 -        6,300,000
Verenium Corp.                                                          -         4,000,000 b               -        4,000,000

                                                                                      VALUE          DIVIDEND         REALIZED
                                                                                 SEE NOTE 1            INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                 $  400,400,000     $           -   $            -
Arena Pharmaceuticals, Inc. a                                                             - c               -                -
Cepheid, Inc.                                                                    71,540,000                 -                -
Cree, Inc.                                                                      129,314,625                 -                -
IWKA AG                                                                          46,467,964                 -                -
Kosan Biosciences, Inc.                                                          17,268,219                 -                -
Nektar Therapeutics                                                             113,880,000                 -                -
NicOx SA                                                                        152,938,299                 -                -
Novavax, Inc.                                                                    17,428,661                 -                -
Oakley, Inc. a                                                                            - c       1,088,000       22,141,530
Oppenheimer Institutional Money Market Fund, Cl. E                               86,747,885         6,279,897                -
Renovis, Inc.                                                                             -                 -      (55,237,449)
Rigel Pharmaceuticals, Inc.                                                      17,835,414                 -                -
Telik, Inc.                                                                      32,448,000                 -       (6,019,880)
Thorntons plc                                                                    22,139,443           824,161                -
Verenium Corp.                                                                   20,280,000                 -                -
                                                                             --------------------------------------------------

                                                                             $1,128,688,510     $   8,192,058   $  (39,115,799)
                                                                             ==================================================

a. No longer an affiliate as of June 30, 2007

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. Rate shown is the 7-day yield as of June 30, 2007.


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $ 2,336,340,391     49.7%
Japan                                                     432,232,492      9.2
France                                                    378,463,954      8.0
United Kingdom                                            295,728,482      6.3
Switzerland                                               276,618,603      5.9
Germany                                                   238,256,554      5.1
Canada                                                    192,255,339      4.1
Sweden                                                    153,113,858      3.3
Denmark                                                    92,736,959      2.0
Italy                                                      67,384,294      1.4
Singapore                                                  58,684,958      1.2
Portugal                                                   44,560,103      0.9
Spain                                                      39,089,980      0.8
Bermuda                                                    33,790,000      0.7
China                                                      19,069,726      0.4
Hong Kong                                                  17,687,231      0.4
Cayman Islands                                             13,447,667      0.3
Philippines                                                 6,309,420      0.1
India                                                       4,915,000      0.1
Brazil                                                      4,822,000      0.1

                                                      --------------------------
Total                                                 $ 4,705,507,011    100.0%
                                                      ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                      $ 3,927,554,764
                                                    ================

Gross unrealized appreciation                       $ 1,186,916,088
Gross unrealized depreciation                          (408,963,841)
                                                    ----------------
Net unrealized appreciation                         $   777,952,247
                                                    ================


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007